Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of share based compensation

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2023	2022	2023	2022

Equity settled share based compensation 1

Stock options	1 9 .2	$724	$611	$1,355	$1,145

RSUs	1 9 .3	1,135	886	2,047	1,694

Cash settled share based compensation

PSUs	2 0 .1	$2,625	$111	$8,479	$8,670

Total share based compensation		$4,484	$1,608	$11,881	$11,509

1)	Equity settled stock based compensation is a non-cash expense.